Exchange Rate of average (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2024 CLP ($) USD ($) INR (₨) GBP (£) CAD ($) AUD ($) PLN (zł)	Dec. 31, 2025	Dec. 31, 2024 AUD ($) GBP (£) PLN (zł) USD ($) CLP ($) INR (₨) CAD ($)	Dec. 31, 2023 CLP ($) USD ($) INR (₨) CAD ($) GBP (£) AUD ($) PLN (zł)
United Kingdom, Pounds
Average exchange rate [Line Items]
Average foreign exchange rate | £	0.85688		0.84653	0.86961
Percentage of variation average foreign exchange rate		1.22%	(2.65%)
United States of America, Dollars
Average exchange rate [Line Items]
Average foreign exchange rate	1.13073		1.08180	1.08147
Percentage of variation average foreign exchange rate		4.52%	0.03%
Canada, Dollars
Average exchange rate [Line Items]
Average foreign exchange rate	1.57871		1.48193	1.45920
Percentage of variation average foreign exchange rate		6.53%	1.56%
Australia, Dollars
Average exchange rate [Line Items]
Average foreign exchange rate	1.75238		1.64031	1.62876
Percentage of variation average foreign exchange rate		6.83%	0.71%
Poland, Zlotych
Average exchange rate [Line Items]
Average foreign exchange rate | zł	4.23942		4.30523	4.54119
Percentage of variation average foreign exchange rate		(1.53%)	(5.20%)
Chile, Pesos
Average exchange rate [Line Items]
Average foreign exchange rate	1,074.758		1,021.13203	908.75223
Percentage of variation average foreign exchange rate		5.25%	12.37%
India, Rupees
Average exchange rate [Line Items]
Average foreign exchange rate | ₨	98.59834		90.53760	89.31345
Percentage of variation average foreign exchange rate		8.90%	1.37%